Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 USD ($)
Related party transactions
Amounts due from related parties	¥ 33,382	¥ 14,038			$ 4,840
Amounts due to related parties	5,895	681			$ 855
Impairment of amount due from related parties		860
Yicai | Provision of service
Related party transactions
Amount of transaction entered with related parties			¥ 528
Yicai | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties		2,000
Yicai | Provision of rental service
Related party transactions
Amount of transaction entered with related parties			340
Chengdu Zhisu
Related party transactions
Amounts due from related parties	323	241
Amounts due to related parties	25
Chengdu Zhisu | Provision of service
Related party transactions
Amount of transaction entered with related parties	1,225	2,934	4,027
Chengdu Zhisu | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties			5,000
Xingying
Related party transactions
Amounts due to related parties	128	33
Xingying | Provision of service
Related party transactions
Amount of transaction entered with related parties	836	1,802	1,127
Beijing Mevos
Related party transactions
Amounts due to related parties		642
Beijing Mevos | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	1,637	976	1,472
Beijing Sharing New Medical Technology Co., Ltd
Related party transactions
Amounts due from related parties	¥ 32,974	¥ 13,797
Loan, interest rate (as a percent)	4.35%	4.35%			4.35%
Beijing Sharing New Medical Technology Co., Ltd | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 18,130	¥ 13,720	16,889
Beijing Sharing New Medical Technology Co., Ltd | Repayment of the loan advances to the related party
Related party transactions
Amount of transaction entered with related parties		7,170	9,718
Beijing Sharing New Medical Technology Co., Ltd | Interest income
Related party transactions
Amount of transaction entered with related parties	1,148	103	234
Zhang Haipeng
Related party transactions
Cash consideration			1,300
Advertising expense				¥ 613
Zhang Haipeng | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties			¥ 613
Future Light
Related party transactions
Amounts due from related parties	35
Future Light | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	1,348	¥ 606
Yinchuxing
Related party transactions
Amounts due from related parties	50
Yinchuxing | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	407
Chutian | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	113
Lv Li
Related party transactions
Amounts due to related parties	5,700
Lv Li | Leya
Related party transactions
Cash consideration	¥ 5,700
Equity interest to be disposed	63.37%
Beijing Souyang
Related party transactions
Amounts due to related parties	¥ 42
Beijing Souyang | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 582